Investment Objectives and Goals	Aug. 31, 2025
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Emerging Markets Equity Fund Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Equity Income Fund Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return emphasizing both current income and capital appreciation.
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Focus Fund Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Genesis Fund Institutional Class Shares (NBGIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger International Equity Fund Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger International Select Fund Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Intrinsic Value Fund Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Growth Fund Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Value Fund Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Growth Fund Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Intrinsic Value Fund Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Multi-Cap Opportunities Fund Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term total return.
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s Sustainable Investing Criteria.
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Real Estate Fund Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Small Cap Growth Fund Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger U.S. Equity Impact Fund Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term total return by investing in companies whose products and services have the potential to deliver positive social and environmental outcomes.
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Emerging Markets Equity Fund Class R6 Shares (NREMX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class R6 Shares (NRGSX) | Neuberger Genesis Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Genesis Fund Class R6 Shares (NRGSX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class R6 Shares (NRIQX) | Neuberger International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger International Equity Fund Class R6 Shares (NRIQX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Class R6 Shares (NRILX) | Neuberger International Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger International Select Fund Class R6 Shares (NRILX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Intrinsic Value Fund Class R6 Shares (NRINX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Growth Fund Class R6 Shares (NGRDX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Value Fund Class R6 Shares (NRLCX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Growth Fund Class R6 Shares (NRMGX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Intrinsic Value Fund Class R6 Shares (NBMRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) Class R6 Shares (NRSRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s Sustainable Investing Criteria.
Class R6 Shares (NRREX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Real Estate Fund Class R6 Shares (NRREX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Small Cap Growth Fund Class R6 Shares (NSRSX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Emerging Markets Equity Fund Class R3 Shares (NEMRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Equity Income Fund Class R3 Shares (NBHRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return emphasizing both current income and capital appreciation.
Class R3 Shares (NBNRX) | Neuberger International Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger International Select Fund Class R3 Shares (NBNRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Growth Fund Class R3 Shares (NGDRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Value Fund Class R3 Shares (NPNRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Growth Fund Class R3 Shares (NMGRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Intrinsic Value Fund Class R3 Shares (NBRRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) Class R3 Shares (NRARX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s Sustainable Investing Criteria.
Class R3 Shares (NRERX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Real Estate Fund Class R3 Shares (NRERX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Small Cap Growth Fund Class R3 Shares (NSNRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Investor Class Shares (NBSSX) | Neuberger Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Focus Fund Investor Class Shares (NBSSX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Investor Class Shares (NBGNX) | Neuberger Genesis Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Genesis Fund Investor Class Shares (NBGNX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Investor Class Shares (NIQVX) | Neuberger International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger International Equity Fund Investor Class Shares (NIQVX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Growth Fund Investor Class Shares (NGUAX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Value Fund Investor Class Shares (NPRTX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Growth Fund Investor Class Shares (NMANX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Intrinsic Value Fund Investor Class Shares (NBRVX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) Investor Class Shares (NBSRX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s Sustainable Investing Criteria.
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Small Cap Growth Fund Investor Class Shares (NBMIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Focus Fund Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Genesis Fund Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Trust Class Shares (NIQTX) | Neuberger International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger International Equity Fund Trust Class Shares (NIQTX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Growth Fund Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Value Fund Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Growth Fund Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Mid Cap Intrinsic Value Fund Trust Class Shares (NBREX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) Trust Class Shares (NBSTX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s Sustainable Investing Criteria.
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Small Cap Growth Fund Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class E Shares (NBHEX) | Neuberger Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Equity Income Fund Class E Shares (NBHEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return emphasizing both current income and capital appreciation.
Class E Shares (NRGEX) | Neuberger Genesis Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Genesis Fund Class E Shares (NRGEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class E Shares (NIQEX) | Neuberger International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger International Equity Fund Class E Shares (NIQEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Large Cap Value Fund Class E Shares (NPNEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Multi-Cap Opportunities Fund Class E Shares (NMUEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term total return.
Class E Shares (NRAEX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund) Class E Shares (NRAEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s Sustainable Investing Criteria.
Class E Shares (NREEX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Real Estate Fund Class E Shares (NREEX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.